UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     July 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $80,504 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

								FORM 13F INFORMATION TABLE
								VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------------------------------------------------------------------------------------------
3M Co.                 			COM	88579Y101	419	6975	SH		SOLE			4760		2215
Abbott Labs                      	COM	002824100	1443	30671	SH		SOLE			18135		12536
Accenture                        	COM	G1150G111	2374	70960	SH		SOLE			45185		25775
Aetna US Healthcare Inc.         	COM	00817Y108	744	29700	SH		SOLE			16600		13100
American Express Co.             	COM	025816109	739	31797	SH		SOLE			15464		16333
Apache                           	COM	037411105	528	7315	SH		SOLE			4865		2450
Apple Inc.                       	COM	037833100	1256	8821	SH		SOLE			5260		3561
AT&T Corp.                       	COM	00206R102	955	38445	SH		SOLE			22980		15465
Automatic Data Processing        	COM	053015103	484	13650	SH		SOLE			9850		3800
Bank of America Corp.            	COM	060505104	383	28980	SH		SOLE			14014		14966
Berkshire Hathaway Cl B          	Class B	084670207	2024	699	SH		SOLE			462		237
BP PLC                           	COM	055622104	767	16077	SH		SOLE			10326		5751
Bristol Myers Squibb             	COM	110122108	296	14554	SH		SOLE			8054		6500
Canadian Natural Resources       	COM	136385101	1447	27565	SH		SOLE			16975		10590
Cerner Corp.                     	COM	156782104	288	4625	SH		SOLE			4025		600
Cisco Systems                    	COM	17275R102	1243	66669	SH		SOLE			43320		23349
Citigroup Inc.                   	COM	172967101	59	19841	SH		SOLE			11669		8172
Coca-Cola                        	COM	191216100	2180	45420	SH		SOLE			30095		15325
Colgate Palmolive                	COM	194162103	577	8150	SH		SOLE			4850		3300
ConocoPhillips                   	COM	20825C104	600	14269	SH		SOLE			8403		5866
Corning Inc.                     	COM	219350105	1399	87100	SH		SOLE			52875		34225
CVS Caremark Corp.               	COM	126650100	246	7725	SH		SOLE			5825		1900
Devon Energy                     	COM	25179M103	208	3810	SH		SOLE			2150		1660
Diamond Offshore Drilling        	COM	25271C102	1186	14275	SH		SOLE			8875		5400
Duke Energy                      	COM	26441C105	298	20453	SH		SOLE			10325		10128
Eli Lilly & Co.                  	COM	532457108	1710	49375	SH		SOLE			32850		16525
Emerson Electric                 	COM	291011104	363	11200	SH		SOLE			10200		1000
Ergo Science Corp New            	COM	29481Q208	15	28144	SH		SOLE			0		28144
Exxon Mobil Corp.                	COM	30231G102	5377	76907	SH		SOLE			57130		19777
FedEx Corp.                      	COM	31428X106	1369	24620	SH		SOLE			14295		10325
Fluor Corp                       	COM	343412102	1990	38800	SH		SOLE			23550		15250
Freeport-McMoran                 	COM	35671D857	653	13025	SH		SOLE			7850		5175
General Dynamics Corp.           	COM	369550108	1519	27418	SH		SOLE			15093		12325
General Electric                 	COM	369604103	2198	187533	SH		SOLE			122228		65305
General Mills Inc                	COM	370334104	677	12079	SH		SOLE			9429		2650
Greif Inc Cl A                   	Class A	397624107	1450	32800	SH		SOLE			20525		12275
Hewlett Packard                  	COM	428236103	1811	46850	SH		SOLE			28050		18800
Ingersoll Rand                   	COM	G47791101	902	43150	SH		SOLE			30000		13150
INTEL                            	COM	458140100	1767	106755	SH		SOLE			72805		33950
International Business Machine   	COM	459200101	3455	33084	SH		SOLE			21104		11980
iShares Barclays 1-3 Yr Treasu   	COM	464287457	1963	23450	SH		SOLE			17650		5800
Johnson & Johnson                	COM	478160104	3240	57042	SH		SOLE			34387		22655
JP Morgan Chase & Co             	COM	46625H100	202	5932	SH		SOLE			4457		1475
Kimberly-Clark                   	COM	494368103	789	15050	SH		SOLE			9200		5850
L 3 Communications Holdings      	COM	502424104	1604	23125	SH		SOLE			16650		6475
Magellan Midstream Holdings      	COM	55907R108	209	9950	SH		SOLE			8650		1300
McDonalds Corp.                  	COM	580135101	3363	58492	SH		SOLE			36792		21700
Medtronic Inc                    	COM	585055106	1140	32677	SH		SOLE			23452		9225
Microsoft Corp.                  	COM	594918104	1678	70603	SH		SOLE			52437		18166
National Oilwell Varco           	COM	637071101	1049	32130	SH		SOLE			20780		11350
Novartis                         	COM	66987V109	1277	31310	SH		SOLE			19235		12075
Occidental Petroleum Corp.       	COM	674599105	2051	31165	SH		SOLE			17815		13350
Oracle Corp.                     	COM	68389X105	281	13140	SH		SOLE			8390		4750
Pfizer Inc.                      	COM	717081103	638	42515	SH		SOLE			43015		-500
Philip Morris Intl Inc           	COM	718172109	618	14175	SH		SOLE			10650		3525
Praxair                          	COM	74005P104	1890	26600	SH		SOLE			16615		9985
Precision Castparts              	COM	740189105	312	4275	SH		SOLE			3650		625
Procter & Gamble                 	COM	742718109	1230	24061	SH		SOLE			17226		6835
Stryker Corp                     	COM	863667101	1368	34425	SH		SOLE			21125		13300
Suncor Energy                    	COM	867229106	441	14550	SH		SOLE			7650		6900
Sysco Corporation                	COM	871829107	455	20225	SH		SOLE			20225		0
Thermo Fisher Scientific         	COM	883556102	742	18205	SH		SOLE			12355		5850
Total SA                         	COM	89151E109	477	8800	SH		SOLE			5425		3375
Transocean Inc New               	COM	G90073100	387	5214	SH		SOLE			3614		1600
Vanguard Emerging Market         	COM	922042858	623	19570	SH		SOLE			18520		1050
Vanguard Short Term Bond ETF     	COM	921937827	229	2900	SH		SOLE			2900		0
VF Corp                          	COM	918204108	298	5375	SH		SOLE			4375		1000
Wal Mart Stores Inc.             	COM	931142103	415	8562	SH		SOLE			5672		2890
Walgreens                        	COM	931422109	392	13335	SH		SOLE			11085		2250
Walt Disney Co.                  	COM	254687106	2656	113846	SH		SOLE			73896		39950
Wyeth                            	COM	983024100	394	8686	SH		SOLE			5970		2716
Zimmer Holdings Inc.             	COM	98956P102	694	16298	SH		SOLE			9805		6493

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